DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivatives Not Designated as Hedging Instruments
The detail of derivative instruments is shown below:

		Location in the Consolidated Statements of Financial Position	December 31, 2022			December 31, 2021
US$ MILLIONS	Primary underlying risk		Notional Amount	Gross Fair Value		Notional Amount	Gross Fair Value
Derivatives not designated as hedging instruments				Assets	Liabilities		Assets	Liabilities
Equity-indexed options	Equity	Other invested assets	$7,452	$157	$—	$5,646	$130	$—
Foreign exchange forwards	Foreign Currency	Other invested assets	2,809	7	(12)	1,002	7	—
Bond futures	Interest Rate	Other invested assets	1,504	—	(25)	730	9	—
Cross currency swaps	Foreign Currency	Other invested assets	17	1	—	18	—	—
Interest rate swaps	Interest Rate	Other invested assets	15	1	—	72	—	(1)
Warrants	Equity	Other invested assets	—	—	—	1	—	—
Embedded derivatives in:
Modco arrangement	Interest rate	Reinsurance funds withheld	—	151	—	—	(18)	—
Indexed annuity and variable annuity product	Interest rate	Policyholder account balances	—	—	(907)	—	—	(190)
			$11,797	$317	$(944)	$7,469	$128	$(191)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Locations in the Consolidated Statements of Operations	2022	2021	2020
Derivatives not designated as hedging instruments		Gains (Losses) Recognized in Income on Derivatives
Equity-indexed options	Investment related gains (losses), net	$(105)	$(10)	$—
Foreign exchange forwards	Investment related gains (losses), net	29	3	—
Bond futures	Investment related gains (losses), net	81	(1)	5
Cross currency swaps	Investment related gains (losses), net	1	—	—
Interest rate swaps	Investment related gains (losses), net	1	(1)	—
Embedded derivatives in:
Modco arrangement	Net investment results from funds withheld	(37)	(4)	—
Indexed annuity and variable annuity product	Interest sensitive contract benefits	61	(11)	—

Summary of Offsetting Assets
Information regarding the amounts offset on the statement of financial position and the Company’s exposure to credit loss on the derivatives it holds is presented below:

AS AT DEC. 31, 2022 US$ MILLIONS			Collateral Held in Invested Assets		Collateral Amounts Used to Offset Exposure
Derivative Type	Derivative Gross Fair Value	Collateral Held in Cash		Total Collateral Held		Excess Collateral	Exposure Net of Collateral
Equity-indexed options	$157	$101	$20	$121	$121	$—	$36
Foreign exchange forwards	(5)	—	—	—	—	—	(6)
Bond futures	(25)	—	—	—	—	—	(25)
Cross currency swaps	1	—	—	—	—	—	1
Interest rate swaps	1	—	—	—	—	—	1
	$129	$101	$20	$121	$121	$—	$7
1.Our PRT business had $81 million collateral held in cash and invested assets at December 31, 2022 that are not offset against its derivative contracts.

AS AT DEC. 31, 2021 US$ MILLIONS			Collateral Held in Invested Assets		Collateral Amounts Used to Offset Exposure
Derivative Type	Derivative Gross Fair Value	Collateral Held in Cash		Total Collateral Held		Excess Collateral	Exposure Net of Collateral
Equity-indexed options	$130	$—	$—	$—	$—	$—	$130
Foreign exchange forwards	7	—	—	—	—	—	7
Bond futures	9	—	—	—	—	—	9
Interest rate swaps	(1)	—	—	—	—	—	(1)
	$145	$—	$—	$—	$—	$—	$145
1.Our PRT business had $23 million collateral held in cash and invested assets as at December 31, 2021 that are not offset against its derivative contracts.

Summary of Offsetting Liabilities
Information regarding the amounts offset on the statement of financial position and the Company’s exposure to credit loss on the derivatives it holds is presented below:

AS AT DEC. 31, 2022 US$ MILLIONS			Collateral Held in Invested Assets		Collateral Amounts Used to Offset Exposure
Derivative Type	Derivative Gross Fair Value	Collateral Held in Cash		Total Collateral Held		Excess Collateral	Exposure Net of Collateral
Equity-indexed options	$157	$101	$20	$121	$121	$—	$36
Foreign exchange forwards	(5)	—	—	—	—	—	(6)
Bond futures	(25)	—	—	—	—	—	(25)
Cross currency swaps	1	—	—	—	—	—	1
Interest rate swaps	1	—	—	—	—	—	1
	$129	$101	$20	$121	$121	$—	$7
1.Our PRT business had $81 million collateral held in cash and invested assets at December 31, 2022 that are not offset against its derivative contracts.

AS AT DEC. 31, 2021 US$ MILLIONS			Collateral Held in Invested Assets		Collateral Amounts Used to Offset Exposure
Derivative Type	Derivative Gross Fair Value	Collateral Held in Cash		Total Collateral Held		Excess Collateral	Exposure Net of Collateral
Equity-indexed options	$130	$—	$—	$—	$—	$—	$130
Foreign exchange forwards	7	—	—	—	—	—	7
Bond futures	9	—	—	—	—	—	9
Interest rate swaps	(1)	—	—	—	—	—	(1)
	$145	$—	$—	$—	$—	$—	$145
1.Our PRT business had $23 million collateral held in cash and invested assets as at December 31, 2021 that are not offset against its derivative contracts.